CAPITAL MANAGEMENT (Details Narrative) - CAD ($)	Mar. 31, 2018	Dec. 31, 2017
Capital Management Details Narrative
Capital	$ 4,579,598	$ 4,106,207
Working capital deficiency	$ (887,532)